Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue		$ 2,962,356	$ 8,148,128
Cost of revenue		(2,827,046)	(5,826,922)
Gross profit		135,310	2,321,206
Net foreign exchange gain (losses)		93,470	(50,302)
Other income, net		46,722	19,777
Impairment loss recognized on financial asset		(474,654)	(305,631)
Selling and distribution expenses		(227,244)	(1,040,041)
Administrative expenses		(1,163,084)	(1,171,684)
Finance income		123	2,822
Finance costs		(148,814)	(276,393)
Loss before income tax		(1,738,171)	(500,246)
Income tax expense		(906)	(3,135)
Net loss from continued operations		(1,739,077)	(503,381)
Net loss attributable to non-controlling interests
Net loss attributable to owners of the company arising from continued operations		(1,739,077)	(503,381)
Profit attributable to owners of the company arising from discontinued operations:
Net loss from discontinued operations			(5,872,785)
Net gain on sale of discontinued operations, net of applicable income tax			6,433,304
Net profit attributable to owners of the company arising from discontinued operations			560,519
Net (loss) profit attributable to owners of the company		(1,739,077)	57,138
Other comprehensive income:
Exchange difference arising from translation of foreign operations		(200,185)	536,279
Release of exchange reserve upon disposal of a subsidiary group			(50,514)
Other comprehensive (loss) income		(200,185)	485,765
Total comprehensive (loss) income for the period		(1,939,262)	542,903
Total comprehensive income attributable to non-controlling interests
Total comprehensive (loss) income attributable to owners of the company		$ (1,939,262)	$ 542,903
(LOSS) EARNINGS PER ADS - BASIC	[1]	$ (0.01)
(LOSS) EARNINGS PER ADS - DILUTED	[1]	$ (0.01)
Weighted average number of ordinary shares used in computing basic Weighted average number of ordinary shares used in computing basic loss per share ADS	[1]	132,425,321	132,425,321
Weighted average number of ordinary shares used in computing diluted loss per share ADS	[1]	132,425,321	132,425,321
American depositary shares [member]
Other comprehensive income:
(LOSS) EARNINGS PER ADS - BASIC	[1]	$ (0.11)	$ 0.00
(LOSS) EARNINGS PER ADS - DILUTED	[1]	$ (0.11)	$ 0.00
Weighted average number of ordinary shares used in computing basic Weighted average number of ordinary shares used in computing basic loss per share ADS	[1]	132,425,321	132,425,321
Weighted average number of ordinary shares used in computing diluted loss per share ADS	[1]	132,425,321	132,425,321

[1]	Each ADS represents eight ordinary shares.